FAIR VALUE MEASUREMENT	12 Months Ended
Dec. 31, 2016
FAIR VALUE MEASUREMENT [Abstract]
FAIR VALUE MEASUREMENT
19.	FAIR VALUE MEASUREMENT

In accordance with ASC 820-10, the Group measures available-for-sale investments, contingent consideration payable at fair value on a recurring basis. The fair value of the available-for-sale investments are measured based on the market price in an active market.

The Group measures certain financial assets, including cost method investments, at fair value on a nonrecurring basis only if an impairment charge were to be recognized. The Group’s non-financial assets, such as intangible assets and fixed assets, would be measured at fair value only if they were determined to be impaired on an other-than-temporary basis.

Assets measured or disclosed at fair value are summarized below:

		Fair value measurement
		at December 31, 2015
		Quoted prices
		in active	Significant
	Total fair	markets for	other	Significant
	value at	identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2015	(Level 1)	(Level 2)	(Level 3)	Total losses
	RMB	RMB	RMB	RMB	RMB
Fair value disclosure
Cash equivalents
Fixed-rate investments	240,646	-	240,646	-	-
Adjustable-rate investments	42,501	-	42,501	-	-
Time deposits	1,220,797	-	1,220,797	-	-
Total	1,503,944	-	1,503,944	-	-

Fair value measurement
Recurring Short-term investments
Structured deposit (Note 5)	45,540	-	45,540	-	-
Non-recurring
Long-term investments	-	-	-	-	(5,000)
Total	45,540	-	45,540	-	(5,000)

Assets and liabilities measured or disclosed at fair value are summarized below:

			Fair value measurement at December 31, 2016
	Total fair value at December 31, 2016		Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total losses
	RMB	US$	RMB	RMB	RMB	RMB	US$
Fair value disclosure
Cash equivalents
Fixed-rate investments	312,165	44,961	-	312,165	-	-	-
Adjustable-rate investments	223,000	32,119	-	223,000	-	-	-
Time deposits	804,692	115,900	-	804,692	-	-	-
Total	1,339,857	192,980	-	1,339,857	-	-	-

Fair value measurement
Recurring Short-term investments
Structured deposit (Note 5)	100,000	14,403	-	100,000	-	-	-
Available-for-sale investments	4,266	615	4,266	-	-	-	-
Non-recurring

Long-term investments	-	-	-	-	-	(3,583)	(516)
Total assets measured at fair value	104,266	15,018	4,266	100,000	-	(3,583)	(516)

Fair value measurement
Recurring
Contingent consideration payable	52,240	7,524	-	-	52,240	-	-
Total liabilities measured at fair value	52,240	7,524	-	-	52,240	-	-

There were no transfers of fair value measurements into or out of Level 3 for the years ended December 31, 2014, 2015 and 2016.

The Group has measured the contingent consideration payable at fair value on a recurring basis using significant unobservable inputs (Level 3) as of the years ended December 31, 2016. The significant unobservable inputs used in the fair value measurement and the corresponding impacts to the fair values are presented below:

	Valuation techniques	Unobservable inputs	Estimation as of December 31, 2016	Change in unobservable inputs	Change in fair value
Contingent consideration payable	Monte Carlo simulation technique	Spot value of net income	31,698	Increase / (decrease)	Increase / (decrease)
		Volatility of net income	10.00%	Increase / (decrease)	(Decrease) / increase
		Expected annual growth rate of net income	0.00%	Increase / (decrease)	Increase / (decrease)
		Discount factor	0.95	Increase / (decrease)	(Decrease) / increase

The following table presents a reconciliation of liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3) for the year ended December 31, 2016:

Contingent consideration payable
RMB

Balance as of December 31, 2015	-
Recognized during the year	52,240

Balance as of December 31, 2016	52,240
Balance as of December 31, 2016 in US$	7,524